Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Fair Value, Option, Quantitative Disclosures [Line Items]
Stock price volatility		26.50%	17.00%
Percentage of revenue and expenses incurred in Canadian currency	12.80%
Gain(loss)on translation	$ (30)	$ (1,147)
Equity hedge	485	1,114
Fixed Rate Debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Fixed rate convertible debenture	123,300
6.25% Convertible Debenture
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in fair value of derivatives		200
Monthly Dividend
Fair Value, Option, Quantitative Disclosures [Line Items]
Gain(loss)on translation	(100)
Monthly Dividend | Canada
Fair Value, Option, Quantitative Disclosures [Line Items]
Gain(loss)on translation	100
Interest Rate Swap
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in fair value of derivatives	200	100
Notional amount of derivative liabilities	$ 50,000
Derivative maturity period	2017-02
Class B Series Two Common Shares
Fair Value, Option, Quantitative Disclosures [Line Items]
Consecutive trading days	10 days
Class B Series Three Common Shares
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value measurements valuation techniques	The fair value of the Class B Series Three common share liability was based upon an amount equal to the weighted average trading price of the STI common shares for the 10 consecutive trading days immediately prior to the date of valuation.
Class B Series Three Common Shares | Not Designated as Hedging Instrument | Equity Incentive Plan | Equity Contract
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in fair value of derivatives		$ 1,100
Percentage of hedge shares still outstanding	8.00%
Realized gain on partial liquidation of hedge and changes in fair market value of remaining hedge	$ 2,000
Class B Series Three Common Shares | Other Assets | Not Designated as Hedging Instrument | Equity Incentive Plan | Equity Contract
Fair Value, Option, Quantitative Disclosures [Line Items]
Equity hedge	500
Fixed Rate Senior Notes
Fair Value, Option, Quantitative Disclosures [Line Items]
Senior debt outstanding	$ 172,100
Change in interest expense in cash flow	1.00%
Change in cash flows resulting from change in interest rates	$ 1,700